UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-08059

Cohen & Steers Global Realty Shares, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	98.6%
AUSTRALIA	6.0%
REAL ESTATE
DIVERSIFIED	4.3%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group(c)		2,594,331	11,483,837
Dexus Property Group(c)		3,533,438	25,443,354
GPT Group(c)		3,569,151	13,080,971

			50,008,162

INDUSTRIALS	1.7%
Goodman Group(c)		3,018,683	19,627,814

TOTAL AUSTRALIA			69,635,976

BELGIUM	0.3%
REAL ESTATE—RESIDENTIAL
Aedifica SA		38,682	3,560,200

BRAZIL	1.4%
REAL ESTATE—RETAIL
BR Malls Participacoes SA		2,216,963	7,823,114
Iguatemi Empresa de Shopping Centers SA		676,758	8,047,833

TOTAL BRAZIL			15,870,947

CANADA	3.4%
REAL ESTATE
OFFICE	1.5%
Allied Properties REIT		560,419	17,643,183

RESIDENTIAL	1.9%
Boardwalk REIT		624,458	21,457,489

TOTAL CANADA			39,100,672

FRANCE	2.2%
REAL ESTATE
DIVERSIFIED	1.1%
Fonciere des Regions(c)		115,559	12,748,273

OFFICE	1.1%
Gecina SA(c)		70,512	12,236,045

TOTAL FRANCE			24,984,318

		Number of Shares	Value
GERMANY	6.1%
REAL ESTATE
OFFICE	1.1%
Alstria Office REIT AG(c)		806,046	$12,623,114

RESIDENTIAL	5.0%
ADO Properties SA, 144A(c),(d)		254,812	14,331,863
Deutsche Wohnen AG(c)		932,406	43,505,994

			57,837,857

TOTAL GERMANY			70,460,971

HONG KONG	10.7%
REAL ESTATE
DIVERSIFIED	7.6%
CK Asset Holdings Ltd.(c)		3,868,000	32,642,316
Hang Lung Properties Ltd.(c)		7,743,000	18,173,015
Sun Hung Kai Properties Ltd.(c)		2,345,403	37,228,489

			88,043,820

RETAIL	3.1%
Link REIT(c)		4,112,500	35,251,204

TOTAL HONG KONG			123,295,024

JAPAN	11.5%
REAL ESTATE
DIVERSIFIED	9.2%
Activia Properties(c)		2,718	12,167,845
Hulic Co., Ltd.(c)		530,000	5,775,768
Invincible Investment Corp.(c)		13,908	6,434,133
Mitsui Fudosan Co., Ltd.(c)		1,758,121	42,443,234
Nomura Real Estate Holdings(c)		491,400	11,538,694
Orix JREIT(c)		3,587	5,585,635
Tokyo Tatemono Co., Ltd.(c)		1,518,484	22,985,395

			106,930,704

INDUSTRIALS	0.7%
GLP J-REIT(c)		7,130	7,890,825

OFFICE	0.1%
Kenedix Office Investment Corp.(c)		116	707,627

RESIDENTIAL	1.0%
Daiwa House REIT Investment Corp.(c)		4,989	12,062,878

		Number of Shares	Value
RETAIL	0.5%
Japan Retail Fund Investment Corp.(c)		2,967	$5,753,421

TOTAL JAPAN			133,345,455

NORWAY	0.6%
REAL ESTATE—OFFICE
Entra ASA, 144A(c),(d)		490,065	6,689,988

SPAIN	3.2%
REAL ESTATE
DIVERSIFIED	1.6%
Hispania Activos Inmobiliarios SA(c)		61	1,300
Merlin Properties Socimi SA(c)		1,240,136	18,997,027

			18,998,327

OFFICE	1.1%
Inmobiliaria Colonial Socimi SA(c)		1,046,495	12,105,402

RESIDENTIAL	0.5%
Aedas Homes SAU, 144A(b),(c),(d)		170,382	6,238,241

TOTAL SPAIN			37,341,970

UNITED KINGDOM	7.9%
REAL ESTATE
DIVERSIFIED	1.8%
British Land Co., PLC(c)		454,613	4,098,038
Land Securities Group PLC(c)		805,813	10,602,039
LondonMetric Property PLC(c)		2,291,389	5,733,037

			20,433,114

HEALTH CARE	1.0%
Assura PLC		13,716,940	11,412,212

INDUSTRIALS	1.9%
Segro PLC(c)		2,565,102	21,648,016

OFFICE	1.0%
Derwent London PLC(c)		180,883	7,873,838
Workspace Group PLC(c)		297,305	4,138,976

			12,012,814

RESIDENTIAL	0.8%
UNITE Group PLC(c)		903,004	10,020,655

SELF STORAGE	1.4%
Big Yellow Group PLC(c)		728,702	8,729,775

		Number of Shares	Value
Safestore Holdings PLC(c)		1,113,150	$7,676,031

			16,405,806

TOTAL UNITED KINGDOM			91,932,617

UNITED STATES	45.3%
COMMUNICATIONS—TOWERS	3.0%
American Tower Corp.		158,282	23,004,706
Crown Castle International Corp.		103,308	11,323,590

			34,328,296

REAL ESTATE	42.3%
DATA CENTERS	3.6%
CyrusOne		118,951	6,091,481
Digital Realty Trust		257,759	27,162,643
Equinix		20,072	8,392,906

			41,647,030

DIVERSIFIED	1.0%
VEREIT		1,641,778	11,426,775

HOTEL	4.3%
Hilton Worldwide Holdings		105,691	8,324,223
Host Hotels & Resorts		1,610,912	30,027,400
Sunstone Hotel Investors		786,579	11,971,732

			50,323,355

INDUSTRIALS	2.6%
Prologis		475,809	29,971,209

NET LEASE	1.1%
Agree Realty Corp.		110,611	5,313,752
VICI Properties		415,217	7,606,776

			12,920,528

OFFICE	6.0%
Corporate Office Properties Trust		280,658	7,249,396
Cousins Properties		1,524,306	13,230,976
Douglas Emmett		313,893	11,538,707
Empire State Realty Trust, Class A		504,752	8,474,786
Kilroy Realty Corp.		412,690	29,284,482

			69,778,347

		Number of Shares	Value
RESIDENTIAL	11.5%
APARTMENT	5.4%
Apartment Investment & Management Co., Class A		386,210	$15,738,058
Essex Property Trust		96,983	23,341,868
UDR		650,006	23,153,214

			62,233,140

MANUFACTURED HOME	3.8%
Equity Lifestyle Properties		207,398	18,203,322
Sun Communities		286,454	26,173,302

			44,376,624

SINGLE FAMILY	2.3%
Invitation Homes		1,167,766	26,660,098

TOTAL RESIDENTIAL			133,269,862

SELF STORAGE	3.4%
Extra Space Storage		367,883	32,138,259
Life Storage		84,858	7,087,340

			39,225,599

SHOPPING CENTERS	8.5%
COMMUNITY CENTER	2.7%
Regency Centers Corp.		175,895	10,374,287
Weingarten Realty Investors		720,483	20,231,163

			30,605,450

FREE STANDING	2.5%
Realty Income Corp.		559,201	28,927,467

REGIONAL MALL	3.3%
GGP		914,256	18,705,678
Simon Property Group		129,331	19,962,240

			38,667,918

TOTAL SHOPPING CENTERS			98,200,835

SPECIALTY	0.3%
GEO Group/The		144,299	2,953,801

TOTAL REAL ESTATE			489,717,341

TOTAL UNITED STATES			524,045,637

TOTAL COMMON STOCK (Identified cost—$1,031,791,248)			1,140,263,775

		Number of Shares	Value
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(e)		11,098,939	$11,098,939

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,098,939)			11,098,939

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,042,890,187)	99.6%		1,151,362,714
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		5,064,574

NET ASSETS	100.0%		$1,156,427,288

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 47.2% of the net assets of the Fund, of which 47.2% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(d)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $27,260,092 or 2.4% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	26.6
Residential	21.0
Office	12.5
Shopping Centers	8.5
Industrials	6.9
Retail	5.0
Self Storage	4.8
Hotel	4.3
Data Centers	3.6
Towers	3.0
Other	1.4
Net Lease	1.1
Health Care	1.0
Specialty	0.3

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $497,575,944 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$69,635,976	$—	$69,635,976	$—	(a)
Belgium	3,560,200	3,560,200	—	—
Brazil	15,870,947	15,870,947	—	—
Canada	39,100,672	39,100,672	—	—
United Kingdom	91,932,617	11,412,212	80,520,405	—
United States	524,045,637	524,045,637	—	—
Other Countries	396,117,726	—	396,117,726	—
Short-Term Investments	11,098,939	—	11,098,939	—

Total Investments in Securities(b)	$1,151,362,714	$593,989,668	$557,373,046	$—

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The change in unrealized appreciation (depreciation) attributable to securities owned on March 29, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $0.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018